Aquarius International Fund
Schedule of Investments
November 30, 2024 (Unaudited)

COMMON STOCKS - 91.5%	Shares	Value
Argentina - 0.2%
Grupo Financiero Galicia SA - ADR	14,790	$834,748

Australia - 0.6%
ANZ Group Holdings Ltd.	5,980	121,881
Bendigo & Adelaide Bank Ltd.	12,614	110,681
BHP Group Ltd. - ADR	3,707	195,173
BlueScope Steel Ltd.	6,357	92,112
Cochlear Ltd.	376	74,869
Coles Group Ltd.	4,059	49,295
Commonwealth Bank Of Australia	4,512	468,411
Computershare Ltd.	2,023	42,150
CSL Ltd.	628	115,780
CSL Ltd. - ADR	3,938	361,823
Endeavour Group Ltd.	2,137	6,108
Fortescue Ltd.	5,658	70,145
Goodman Group	6,677	165,772
GPT Group	9,864	30,680
Lottery Corp. Ltd.	8,950	30,343
Macquarie Group Ltd.	1,021	154,421
Macquarie Group, Ltd. - ADR	1,203	182,315
Mirvac Group	19,373	27,366
National Australia Bank Ltd.	7,689	196,824
National Australia Bank Ltd. - ADR	11,208	144,583
Orica Ltd.	5,536	65,595
REA Group Ltd.	633	104,401
Santos Ltd.	19,946	86,221
Scentre Group	14,492	34,864
SEEK Ltd.	4,272	73,149
Sonic Healthcare Ltd.	2,023	37,814
Sonic Healthcare Ltd. - ADR	1,106	20,403
South32 Ltd.	44,192	107,249
Stockland	11,630	39,706
Suncorp Group Ltd.	18,597	239,400
Wesfarmers Ltd.	930	43,714
Woodside Energy Group Ltd.	7,291	116,947
Woolworths Group Ltd.	1,538	30,344
		3,640,539

Austria - 0.3%
ANDRITZ AG	16,772	938,573
Erste Group Bank AG	11,501	631,294
OMV AG	4,843	194,180
		1,764,047

Belgium - 0.4%
Ageas SA NV	2,481	125,409
Anheuser-Busch InBev SA/NV - ADR	3,751	201,804
Azelis Group NV	97,656	1,909,313
Elia Group SA/NV	365	34,215
KBC Group NV	799	57,775
Syensqo SA	373	27,769
UCB SA	810	158,842
		2,515,127

Bermuda - 1.4%
Everest Group Ltd.	8,707	3,374,485
Hiscox Ltd.	276,008	3,687,310
RenaissanceRe Holdings Ltd.	2,227	637,256
		7,699,051

Brazil - 1.3%
Banco do Brasil SA	280,200	1,145,147
Banco do Brasil SA - ADR	22,592	93,305
Centrais Eletricas Brasileiras SA - ADR	12,310	70,290
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	41,600	633,873
Cia de Saneamento Basico do Estado de Sao Paulo SABESP - ADR	4,592	70,074
Cia Siderurgica Nacional SA - ADR	41,580	77,755
Cosan SA - ADR	4,357	28,800
Direcional Engenharia SA	68,338	326,539
Embraer SA, SP ADR - ADR (a)	8,603	328,893
Iguatemi SA	112,300	352,197
Itau Unibanco Holdings, SP ADR - ADR	226,714	1,215,187
Localiza Rent a Car SA - ADR	4,006	24,437
NU Holdings Ltd. - Class A (a)	37,398	468,597
Pagseguro Digital, Ltd., Class A - Class A (a)	4,409	32,362
Petroleo Brasileiro SA - ADR	73,663	1,051,908
Raia Drogasil SA	75,000	297,916
Santos Brasil Participacoes SA	131,000	277,162
StoneCo Ltd. - Class A (a)	3,181	30,156
Suzano Papel e Celulose SA - ADR	6,573	68,030
Telefonica Brasil SA	53,600	439,005
Telefonica Brasil SA - ADR	40,977	336,421
TIM SA/Brazil - ADR	2,447	31,566
Ultrapar Participacoes SA - ADR	20,844	61,490
Vale SA - ADR	12,347	121,741
XP, Inc. - Class A	2,030	27,486
		7,610,337

Canada - 3.9%
Agnico Eagle Mines Ltd.	1,485	125,364
Alamos Gold, Inc. - Class A	32,914	619,441
Alimentation Couche-Tard, Inc.	2,517	147,257
Allied Gold Corp. (a)	300,240	735,562
Bank Montreal	1,282	122,111
Bank of Nova Scotia	2,673	152,414
Barrick Gold Corp.	6,196	108,368
CAE, Inc. (a)	1,578	37,036
Cameco Corp.	13,887	825,582
Canadian Imperial Bank of Commerce	1,139	73,762
Canadian National Railway Co.	3,433	383,432
Canadian Natural Resources Ltd.	8,670	293,219
Canadian Pacific Kansas City Ltd.	1,753	134,262
Cenovus Energy, Inc.	199,684	3,163,452
CGI, Inc.	1,307	146,933
Enbridge, Inc.	6,937	300,927
FirstService Corp.	230	44,664
Fortis, Inc.	5,046	225,455
Franco-Nevada Corp.	1,038	127,280
GFL Environmental, Inc.	1,083	51,009
Gildan Activewear, Inc.	5,757	285,662
Hammond Power Solutions, Inc.	6,591	668,492
Imperial Oil Ltd.	2,792	206,385
Kinross Gold Corp.	269,086	2,635,027
Magna International, Inc.	3,010	135,871
Manulife Financial Corp.	6,860	220,412
MEG Energy Corp.	192,853	3,471,230
Open Text Corp.	1,156	35,177
Pembina Pipeline Corp.	936	38,722
Restaurant Brands International, Inc.	3,260	226,929
Rogers Communications, Inc. - Class B	1,920	68,621
Royal Bank Canada	3,116	391,588
Sandstorm Gold Ltd.	252,716	1,465,700
Shopify, Inc. - Class A (a)	2,370	273,972
South Bow Corp. (a)	584	15,213
Stantec, Inc.	424	36,896
Sun Life Financial, Inc.	2,753	169,007
TC Energy Corp.	2,920	142,876
Teck Resources Ltd. - Class B	62,580	2,921,935
Teck Resources Ltd. - Class B	8,215	383,476
Thomson Reuters Corp.	1,367	222,261
Toronto-Dominion Bank	3,414	192,993
West Fraser Timber Co. Ltd.	446	44,145
Wheaton Precious Metals Corp.	2,998	186,865
		22,256,985

Chile - 0.1%
Antofagasta PLC	8,790	190,569
Cia Cervecerias Unidas SA - ADR	4,167	47,754
		238,323

China - 6.5%
AAC Technologies Holdings, Inc.	32,000	144,643
Alibaba Group Holding Ltd.	339,600	3,708,856
Alibaba Group Holding Ltd. - ADR	4,499	393,078
ANTA Sports Products Ltd.	5,561	55,543
Bilibili, Inc. - ADR (a)	4,363	83,639
BYD Co. Ltd. - Class H	4,000	131,940
BYD Electronic International Co. Ltd.	23,500	105,127
China Conch Environment Protection Holdings Ltd.	21,500	1,977
China Merchants Bank Co. Ltd. - Class H	220,063	1,008,682
China Pacific Insurance Group Co. Ltd. - Class H	40,400	127,903
China Shenhua Energy Co. Ltd. - Class H	39,000	162,169
Contemporary Amperex Technology Co. Ltd. - Class A	17,100	623,229
DiDi Global, Inc. - ADR (a)	130,557	616,229
ENN Energy Holdings Ltd.	4,400	29,905
Fuyao Glass Industry Group Co. Ltd. - Class A	86,400	669,270
Fuyao Glass Industry Group Co. Ltd. - Class H (b)	4,800	32,298
GDS Holdings Ltd. - ADR (a)	21,732	427,903
H World Group Ltd. - ADR	1,879	60,447
Haitian International Holdings Ltd.	31,000	79,091
Hansoh Pharmaceutical Group Co. Ltd. (b)	152,000	378,791
Hundsun Technologies, Inc. - Class A	90,300	386,285
Industrial & Commercial Bank of China Ltd. - Class H	1,865,000	1,099,606
iQIYI, Inc. - ADR (a)	12,194	26,339
JD.com, Inc. - ADR	5,286	197,591
KE Holdings, Inc. - ADR	41,461	781,540
Lenovo Group Ltd.	32,000	37,866
Li Auto, Inc. - ADR (a)	3,672	86,953
Luxshare Precision Industry Co. Ltd. - Class A	192,400	1,034,873
Meituan - ADR (a)	4,650	193,905
Meituan - Class B (a)(b)	76,000	1,603,089
NARI Technology Co. Ltd. - Class A	115,620	396,942
NetEase, Inc.	51,400	894,838
NetEase, Inc. - ADR	12,960	1,133,741
New China Life Insurance Co. Ltd. - Class H	45,800	140,767
New Oriental Education & Technology Group, Inc. - ADR	2,260	131,803
PICC Property & Casualty Co. Ltd. - Class H	48,000	72,879
Ping An Insurance Group Co. of China Ltd. - Class H	24,500	142,487
RLX Technology, Inc. - ADR	23,295	46,124
Shanghai Pharmaceuticals Holding Co. Ltd. - Class H	39,800	66,504
Sieyuan Electric Co. Ltd. - Class A	55,700	599,812
Sinopharm Group Co. Ltd. - Class H	36,400	95,416
Sunac Services Holdings Ltd. (b)	619	143
TAL Education Group - ADR (a)	7,594	75,408
Tencent Holdings Ltd.	266,730	13,774,807
Tencent Holdings Ltd. - ADR	16,139	832,772
Tencent Music Entertainment Group, ADR - ADR	156,849	1,789,647
Trip.com Group Ltd. - ADR (a)	12,557	811,810
Weichai Power Co. Ltd. - Class H	24,000	33,280
Xiaomi Corp. - ADR (a)	2,247	40,266
XPeng, Inc. - ADR (a)	2,396	28,872
Yangzijiang Shipbuilding Holdings Ltd.	211,600	380,771
Yum China Holdings, Inc.	15,134	704,488
Zhongji Innolight Co. Ltd. - Class A	20,800	367,780
Zijin Mining Group Co. Ltd. - Class H	24,000	46,519
ZTO Express Cayman, Inc. - ADR	1,795	34,105
		36,930,748

Colombia - 0.0%(c)
Bancolombia SA - ADR	1,414	46,238

Cyprus - 0.0%(c)
TCS Group Holding PLC - GDR (a)(d)	3,732	0

Denmark - 1.5%
Carlsberg A/S - Class B	499	51,485
Coloplast AS - Class B	327	41,273
DSV AS	10,311	2,208,375
DSV AS - ADR	826	88,027
Genmab AS (a)	6,605	1,423,525
Novo Nordisk AS	29,515	3,163,118
Novo Nordisk AS - ADR	12,898	1,377,506
Novonesis (Novozymes) B	673	39,483
Orsted A/S (a)(b)	622	34,629
Vestas Wind Systems AS (a)	2,480	38,830
		8,466,251

Finland - 2.0%
Elisa OYJ	1,257	56,959
Fortum Oyj	2,493	37,583
Kone Oyj - Class B	73,150	3,792,835
Mandatum Oyj	2,616	11,769
Nordea Bank Abp	248,998	2,812,614
Nordea Bank Abp	93	1,051
Orion Oyj - Class B	672	31,757
Sampo Oyj	102,848	4,405,463
UPM-Kymmene Corp.	1,590	41,828
		11,191,859

France - 5.6%
Air Liquide SA	17,844	2,968,080
Air Liquide SA - ADR	2,142	71,222
Airbus Group SE	1,400	218,828
Alten SA	8,849	706,143
Antin Infrastructure Partners SA	15,748	171,769
AXA SA	2,251	78,454
BioMerieux	307	32,095
BNP Paribas SA	44,418	2,655,113
Bureau Veritas SA	45,003	1,370,544
Capgemini SE	15,885	2,553,511
Carrefour SA	2,334	35,544
Cie de Saint-Gobain SA	519	47,389
Cie Generale des Etablissements Michelin SCA	1,852	60,251
Danone SA	3,030	207,251
Dassault Aviation SA	263	52,404
Dassault Systemes SE	2,375	81,977
Dassault Systemes SE - ADR	2,450	84,476
Edenred SE	50,898	1,684,791
Eiffage SA	22,051	1,990,994
Engie SA - ADR	8,968	143,219
Essilor International Cie Generale d'Opitque SA	608	147,788
EssilorLuxottica SA - ADR	144	17,508
Eurazeo SA	17,743	1,304,100
Gecina SA	370	37,271
Getlink SE	1,582	25,869
Hermes International SCA	80	174,610
Legrand SA	942	94,520
L'Oreal SA	148	51,496
L'Oreal SA - ADR	3,400	236,980
LVMH Moet Hennessy Louis Vuitton SE	4,855	3,043,540
LVMH Moet Hennessy Louis Vuitton SE - ADR	2,000	248,600
Orange SA	12,241	130,465
Publicis Groupe SA	2,188	237,682
Rexel SA	26,045	673,218
Safran SA	580	135,339
Sanofi SA - ADR	5,762	279,399
Sartorius Stedim Biotech	191	36,445
Schneider Electric SE	698	179,819
Schneider Electric SE - ADR	4,025	207,569
Societe Generale SA	2,392	63,418
Sodexo SA	418	34,719
SPIE SA	57,220	1,803,473
Thales SA	22,730	3,401,286
TotalEnergies SE - ADR	7,259	420,949
Unibail-Rodamco-Westfield	938	76,885
Vallourec SACA (a)	185,117	3,251,594
Vinci SA	576	60,880
Vinci SA - ADR	1,124	29,584
Vivendi SE	3,398	31,238
		31,650,299

Germany - 3.6%
Adidas AG	273	64,559
Allianz SE	132	40,862
Allianz SE - ADR	4,740	146,419
BASF SE	1,905	85,607
Bayerische Motoren Werke AG - ADR (a)	3,309	81,441
Beiersdorf AG	432	56,049
Commerzbank AG	18,102	277,781
Daimler AG	3,623	203,682
Daimler Truck Holding AG	1,811	68,644
Delivery Hero SE (a)(b)	1,653	67,908
Deutsche Bank AG	8,776	149,280
Deutsche Boerse AG	25,001	5,853,494
Deutsche Boerse AG - ADR	2,810	65,642
Deutsche Post AG - ADR	1,603	59,054
Deutsche Telekom AG	1,461	46,739
Deutsche Telekom AG - ADR	5,690	182,421
E.ON SE	4,732	60,990
Evonik Industries AG	84,011	1,544,478
Fresenius Medical Care AG	918	40,403
Hannover Rueck SE	421	110,030
Henkel AG & Co. KGaA	889	67,499
Infineon Technologies AG	50,969	1,661,426
KION Group AG	1,235	44,253
Knorr-Bremse AG	679	51,906
Merck KGaA	587	87,982
MTU Aero Engines AG - ADR	562	95,885
Muenchener Rueckversicherungs-Gesellschaft AG	295	154,364
Puma SE	789	37,077
Rheinmetall AG	7,618	5,024,795
RWE AG	719	24,257
SAP SE - ADR	3,821	907,870
Schaeffler AG (a)	1,003	4,730
Siemens AG	14,720	2,859,469
Siemens Energy AG (a)	960	52,082
Symrise AG	500	55,311
TeamViewer SE - ADR (a)	4,442	26,719
Volkswagen AG	355	31,397
Vonovia SE	1,074	35,624
		20,428,129

Greece - 0.2%
National Bank of Greece SA	108,982	769,351
OPAP SA	21,717	356,293
		1,125,644

Hong Kong - 0.7%
AIA Group Ltd.	103,400	778,561
AIA Group Ltd. - ADR	4,702	141,530
China Merchants Port Holdings Co. Ltd.	60,000	95,153
China Resources Power Holdings Co. Ltd.	14,000	32,076
CK Asset Holdings Ltd.	8,500	34,872
CK Infrastructure Holdings Ltd.	6,000	41,440
CLP Holdings Ltd.	13,500	113,711
Futu Holdings Ltd. - ADR (a)	852	74,320
Geely Automobile Holdings, Ltd.	31,000	55,818
Hang Seng Bank, Ltd.	3,000	35,794
Henderson Land Development Co. Ltd.	23,000	72,236
Hong Kong Exchanges & Clearing Ltd.	32,480	1,222,748
Hongkong Land Holdings Ltd.	7,900	35,934
Jardine Matheson Holdings, Ltd.	3,800	165,908
Link	10,100	44,179
Power Assets Holdings Ltd.	11,000	72,307
Sun Hung Kai Properties Ltd.	3,500	34,979
Swire Pacific Ltd. - Class A	5,000	41,170
Techtronic Industries Co. Ltd.	57,000	811,288
Wharf Holdings Ltd.	14,000	38,419
		3,942,443

Hungary - 0.1%
OTP Bank, PLC	13,881	752,405

India - 4.1%
ABB India Ltd.	2,731	240,451
Adani Ports & Special Economic Zone Ltd.	32,725	462,548
Axis Bank Ltd.	38,764	522,872
Bharat Electronics Ltd.	176,334	645,096
Bharti Airtel Ltd.	42,056	812,094
DLF Ltd.	43,316	423,354
Dr Reddy's Laboratories Ltd. - ADR	37,375	528,483
HDFC Bank Ltd.	217,398	4,639,219
HDFC Bank Ltd. - ADR	13,837	923,758
Hindustan Aeronautics Ltd.	8,648	459,819
ICICI Bank Ltd. - ADR	90,133	2,753,563
ICICI Lombard General Insurance Co. Ltd. (b)	23,495	518,210
Indian Hotels Co. Ltd.	50,064	471,378
Info Edge India Ltd.	3,855	377,404
Infosys Ltd. - ADR	28,588	630,937
InterGlobe Aviation Ltd. (a)(b)	9,882	513,366
JSW Energy Ltd.	98,497	765,375
KEI Industries Ltd.	8,594	440,280
Mahindra & Mahindra Ltd.	21,749	766,144
MakeMyTrip Ltd. (a)	1,938	222,366
Max Healthcare Institute Ltd.	35,580	413,465
NTPC Ltd.	75,491	325,975
Power Finance Corp. Ltd.	83,486	490,316
Prestige Estates Projects Ltd.	32,721	641,639
Siemens Ltd.	3,001	269,394
Sun Pharmaceutical Industries Ltd.	20,864	440,381
Supreme Industries Ltd.	4,893	269,659
Suzlon Energy Ltd. (a)	386,689	289,833
Tata Consultancy Services Ltd.	13,871	702,594
UltraTech Cement Ltd.	3,463	459,968
United Spirits Ltd.	38,758	702,834
Wipro Ltd. - ADR	106,432	743,960
Zomato Ltd. (a)	187,444	623,793
		23,490,528

Indonesia - 0.3%
Astra International Tbk PT - ADR	3,615	22,955
Bank Central Asia Tbk PT	1,226,000	773,745
Bank Mandiri Persero Tbk PT	1,290,000	501,575
Bank Mandiri Persero Tbk PT - ADR	5,112	79,952
Bank Rakyat Indonesia Persero Tbk PT - ADR	1,382	18,602
		1,396,829

Ireland - 2.8%
AIB Group PLC	126,952	692,769
Aon PLC - Class A	23,649	9,259,529
DCC PLC	452	32,963
Experian PLC	2,543	121,564
ICON PLC (a)	8,600	1,808,150
James Hardie Industries PLC (a)	2,896	107,895
Kerry Group PLC - ADR	451	43,973
Kerry Group PLC - Class A	24,450	2,365,195
Kingspan Group PLC	554	41,743
PDD Holdings, Inc. - ADR (a)	2,583	249,415
Smurfit WestRock PLC	25,827	1,424,621
		16,147,817

Israel - 0.3%
Check Point Software Technologies Ltd. (a)	499	90,818
CyberArk Software Ltd. (a)	576	186,342
Elbit Systems Ltd.	666	162,624
ICL Group Ltd.	12,592	57,671
Nice Ltd. - ADR (a)	288	52,542
Teva Pharmaceutical Industries, Ltd., SP ADR - ADR (a)	54,583	915,903
Wix.com Ltd. (a)	389	87,035
		1,552,935

Italy - 2.9%
Enel SpA	569,787	4,103,307
Ferrari NV	141	61,423
Ferrari NV	642	278,731
FinecoBank Banca Fineco SpA	317,744	5,098,483
Intesa Sanpaolo	14,336	55,029
Iveco Group NV	161,385	1,614,473
Mediobanca Banca di Credito Finanziario SpA	3,974	57,997
Recordati SPA	59,185	3,225,085
Saipem SpA (a)	647,076	1,669,960
UniCredit SpA	2,917	112,047
		16,276,535

Japan - 10.5%
Aeon Co. Ltd.	5,200	125,062
Aisin Corp.	3,300	34,847
Ajinomoto Co., Inc.	1,500	63,125
ANA Holdings, Inc.	4,100	79,220
Asahi Group Holdings Ltd.	147,900	1,613,224
Asahi Intecc Co. Ltd.	1,900	33,002
Asahi Kasei Corp.	6,000	42,881
Astellas Pharma, Inc.	7,100	73,931
Bandai Namco Holdings, Inc.	2,400	50,806
BayCurrent, Inc.	127,000	4,605,308
Canon, Inc.	2,700	87,960
Chiba Bank Ltd.	4,900	40,974
Chugai Pharmaceutical Co. Ltd.	53,900	2,372,055
Concordia Financial Group Ltd.	11,723	70,367
Dai-ichi Life Holdings, Inc.	6,692	181,388
Daiichi Sankyo Co. Ltd.	3,548	112,669
Daiichi Sankyo Co. Ltd. - ADR	876	27,813
Daikin Industries Ltd.	449	54,322
Daito Trust Construction Co. Ltd.	300	33,489
Denso Corp.	1,000	14,317
Dentsu Group, Inc.	1,800	46,061
East Japan Railway Co.	1,500	29,300
Fast Retailing Co. Ltd.	441	151,118
Fuji Electric Co. Ltd.	47,300	2,672,735
FUJIFILM Holdings Corp.	5,400	122,182
Fukuoka Financial Group, Inc.	3,000	83,116
Hikari Tsushin, Inc.	200	43,944
Hirose Electric Co. Ltd.	327	39,402
Hitachi Ltd.	230,605	5,811,443
Hitachi Ltd. - ADR	9,150	460,062
Honda Motor Co. Ltd.	6,600	56,945
Honda Motor Co. Ltd. - ADR	1,291	33,437
Hoshizaki Corp.	800	32,467
Hoya Corp.	670	86,614
Hoya Corp. - ADR	487	62,862
Inpex Corp.	6,228	81,624
Isuzu Motors Ltd.	2,700	36,017
ITOCHU Corp.	3,700	183,069
ITOCHU Corp. - ADR	426	42,157
Japan Exchange Group, Inc.	129,200	1,563,457
Japan Post Bank Co. Ltd.	3,700	35,010
Japan Real Estate Investment Corp.	34	125,844
Japan Tobacco, Inc.	6,900	194,648
KDDI Corp.	123,748	4,090,160
Keyence Corp.	500	216,946
Kintetsu Group Holdings Co. Ltd.	2,600	55,570
Kirin Holdings Co. Ltd.	5,900	82,444
Komatsu Ltd.	4,400	119,135
Kyowa Kirin Co. Ltd.	71,100	1,182,947
LY Corp.	14,900	41,115
Mazda Motor Corp.	5,100	32,523
McDonald's Holdings Co. Japan Ltd.	2,600	107,641
Mitsubishi Chemical Group Corp.	174,700	919,116
Mitsubishi Corp.	300	5,080
Mitsubishi Electric Corp.	121,400	2,061,294
Mitsubishi Heavy Industries Ltd.	6,000	88,337
Mitsubishi UFJ Financial Group, Inc. - ADR	53,334	635,208
Mitsubishi UFJ Financial Group, Inc., SP ADR	225,000	2,685,581
Mitsui & Co. Ltd.	6,318	132,769
Mitsui OSK Lines Ltd.	9,000	308,564
MS&AD Insurance Group Holdings, Inc.	2,700	60,466
Murata Manufacturing Co. Ltd.	4,857	81,271
Murata Manufacturing Co. Ltd. - ADR	7,572	63,302
Nexon Co. Ltd.	2,300	31,633
NIDEC CORP	2,000	36,887
Nintendo Co. Ltd.	700	41,083
Nintendo Co. Ltd. - ADR	5,760	84,384
Nippon Building Fund Inc.	115	96,464
Nippon Sanso Holdings Corp.	73,900	2,162,801
Nippon Steel Corp.	8,000	163,875
Nippon Telegraph & Telephone Corp.	1,200	1,231
Nippon Telegraph & Telephone Corp. - ADR	984	25,240
Nissan Chemical Corp.	1,100	38,418
Nisshin Seifun Group, Inc.	2,700	33,058
Nissin Foods Holdings Co. Ltd.	1,300	34,587
Nitori Holdings Co. Ltd.	300	38,512
Nomura Research Institute Ltd.	66,800	2,045,451
NTT Data Group Corp.	3,100	60,236
Ono Pharmaceutical Co. Ltd.	4,000	45,957
Oriental Land Co., Ltd.	1,565	36,929
Pan Pacific International Holdings Corp.	1,500	38,210
Rakuten Group, Inc. (a)	7,200	41,495
Recruit Holdings Co. Ltd.	3,292	228,984
Renesas Electronics Corp.	51,500	675,479
SBI Holdings, Inc.	2,600	65,732
Secom Co. Ltd.	1,000	34,941
Sekisui House Ltd.	4,000	94,858
Seven & i Holdings Co. Ltd. - ADR	2,700	46,683
SG Holdings Co. Ltd.	3,700	36,413
Sharp Corp. (a)	6,400	41,171
Shimano, Inc.	236	32,808
Shin-Etsu Chemical Co. Ltd.	3,270	121,344
Shin-Etsu Chemical Co. Ltd. - ADR	6,860	127,198
Shiseido Co. Ltd.	1,600	29,773
Shizuoka Financial Group, Inc.	3,900	34,751
SMC Corp.	110	46,937
SMC Corp. - ADR	2,280	48,655
SoftBank Corp.	28,000	36,190
SoftBank Group Corp.	1,100	65,942
Sompo Holdings, Inc.	1,800	47,560
Sony Group Corp.	216,100	4,338,495
Sony Group Corp. - ADR	24,030	481,802
Subaru Corp.	1,800	28,884
Sugi Holdings Co. Ltd.	77,000	1,303,132
Sumitomo Heavy Industries Ltd.	2,000	42,429
Sumitomo Metal Mining Co. Ltd.	2,000	49,351
Sumitomo Mitsui Financial Group, Inc.	198,500	4,899,146
Sumitomo Mitsui Financial Group, Inc. - ADR	56,610	838,394
Sumitomo Mitsui Trust Group, Inc.	1,600	40,115
Sundrug Co. Ltd.	17,000	419,023
Suzuken Co Ltd.	34,000	1,063,851
Suzuki Motor Corp.	165,900	1,764,235
T&D Holdings, Inc.	5,200	98,567
Taisei Corp.	900	39,168
Takeda Pharmaceutical Co. Ltd.	2,200	59,983
TDK Corp.	4,000	51,846
Terumo Corp.	324	6,618
Toho Co. Ltd./Tokyo	1,100	48,146
Tokio Marine Holdings, Inc.	4,200	156,612
Tokyo Electric Power Co. Holdings, Inc. (a)	7,500	26,987
Tokyo Electron Ltd.	1,200	188,139
Tokyo Electron Ltd. - ADR	1,572	122,956
Toyota Motor Corp.	7,100	121,314
Toyota Motor Corp. - ADR	1,862	317,713
Tsuruha Holdings, Inc.	30,000	1,663,174
Unicharm Corp.	1,487	38,740
United Urban Investment Corp.	51	46,533
USS Co. Ltd.	3,400	31,529
Yakult Honsha Co. Ltd.	1,800	36,787
Yamaha Corp.	3,900	28,750
		59,904,032

Kazakhstan - 0.2%
Kaspi.KZ JSC - ADR	11,825	1,258,180

Luxembourg - 0.0%(c)
Millicom International Cellular SA, SDR (a)	116	2,825

Malaysia - 0.0%(c)
YTL Corp. Bhd	473,600	222,171

Mexico - 0.5%
America Movil SAB de CV - ADR	7,257	107,621
Arca Continental SAB de CV	58,000	492,982
BBB Foods, Inc. - Class A (a)	18,593	524,695
Corp. Inmobiliaria Vesta SAB de CV	157,500	378,450
Fomento Economico Mexicano SAB de CV - ADR	461	41,209
Grupo Aeroportuario del Pacifico SAB de CV - ADR	392	73,688
Grupo Aeroportuario del Sureste SAB de CV - ADR	471	122,526
Grupo Financiero Banorte SAB de CV	20,885	140,115
Vista Energy SAB de CV - ADR (a)	18,157	966,497
Wal-Mart de Mexico SAB de CV - ADR	720	19,051
		2,866,834

Netherlands - 5.6%
Adyen NV (a)(b)	1,360	1,979,494
Aegon Ltd.	14,288	92,269
Akzo Nobel NV	30,655	1,789,907
Argenx SE - ADR (a)	238	146,739
ASM International NV	3,418	1,839,482
ASML Holding NV	3,181	2,173,601
ASML Holding NV	1,129	775,183
Euronext NV (b)	16,696	1,862,885
Ferrovial SE	3,085	127,265
Heineken Holding NV	1,433	90,805
Heineken NV	22,173	1,641,245
IMCD NV	12,168	1,825,582
ING Groep NV	103,374	1,595,819
Koninklijke Ahold Delhaize NV	118,207	4,078,472
Koninklijke Ahold Delhaize NV - ADR	4,031	139,311
NN Group NV	3,039	141,035
Prosus NV	115,867	4,720,135
Stellantis NV	5,160	68,532
Wolters Kluwer	39,762	6,635,924
Wolters Kluwer NV - ADR	667	111,281
		31,834,966

New Zealand - 0.1%
Auckland International Airport Ltd.	13,450	61,814
Fisher & Paykel Healthcare Corp. Ltd.	2,201	49,629
Mercury NZ Ltd.	7,755	30,423
Meridian Energy Ltd.	15,956	58,684
Spark New Zealand Ltd.	32,727	56,791
		257,341

Norway - 1.1%
Aker BP ASA	841	17,293
DNB Bank ASA	128,214	2,683,206
Equinor ASA	78,553	1,903,929
Equinor ASA - ADR	3,137	75,852
Norsk Hydro ASA	286,433	1,779,858
		6,460,138

Peru - 0.2%
Credicorp Ltd.	6,823	1,265,462

Philippines - 0.2%
BDO Unibank, Inc.	181,150	477,898
International Container Terminal Services, Inc.	76,047	479,874
PLDT, Inc. - ADR	5,294	117,474
		1,075,246

Poland - 0.1%
Powszechny Zaklad Ubezpieczen SA	45,264	493,579

Portugal - 0.1%
Galp Energia SGPS SA	17,269	283,917

Russia - 0.0%(c)
GMK Norilskiy Nickel PAO - ADR (a)(d)	2,034	20
Polyus PJSC (a)(d)	1,719	0
		20

Saudi Arabia - 0.2%
Al Rajhi Bank	41,489	1,006,513
Dr Sulaiman Al Habib Medical Services Group Co.	4,744	338,668
		1,345,181

Singapore - 0.8%
Ascendas Real Estate Investment Trust	23,000	45,009
CapitaLand Mall Trust	25,000	36,609
DBS Group Holdings Ltd.	85,610	2,716,562
DBS Group Holdings Ltd. - ADR	2,449	310,509
Grab Holdings Ltd. - Class A (a)	143,004	715,020
Jardine Cycle & Carriage Ltd.	4,000	84,399
JOYY, Inc. - ADR (a)	2,046	79,487
Oversea-Chinese Banking Corp. Ltd.	9,000	109,392
Sea Ltd. - ADR (a)	924	105,151
Singapore Airlines Ltd.	8,800	41,454
Singapore Exchange Ltd.	6,000	56,960
Singapore Telecommunications Ltd.	60,600	140,353
United Overseas Bank Ltd.	6,000	162,905
Wilmar International Ltd.	16,500	37,973
		4,641,783

South Africa - 0.6%
Aspen Pharmacare Holdings Ltd. - ADR	6,986	63,712
Bidvest Group Ltd.	3,146	48,620
FirstRand Ltd.	258,848	1,110,622
Growthpoint Properties Ltd.	484,042	349,002
MTN Group Ltd.	23,254	104,345
Naspers Ltd.	4,275	965,279
Naspers Ltd. - ADR	4,780	218,494
Nedbank Group Ltd. - ADR	2,666	43,309
Sanlam Ltd. - ADR	5,156	51,302
Standard Bank Group Ltd.	9,099	119,635
Truworths International Ltd.	76,506	433,398
		3,507,718

South Korea - 4.0%
Celltrion, Inc.	295	39,725
Hanwha Aerospace Co. Ltd.	1,267	284,966
HD Hyundai Electric Co. Ltd.	2,705	687,300
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	2,891	425,815
Hyundai Mobis Co. Ltd.	504	86,790
Hyundai Motor Co.	529	83,378
KB Financial Group, Inc.	37,553	2,593,599
KB Financial Group, Inc. - ADR	6,431	443,289
Kia Corp.	6,795	455,013
KT Corp.	62,856	2,208,708
KT Corp., SP ADR - ADR	16,942	307,497
Kumho Petrochemical Co. Ltd.	2,435	173,123
LG Chem Ltd.	315	64,447
Macquarie Korea Infrastructure Fund	49,750	401,249
NAVER Corp.	17,079	2,542,308
POSCO Holdings, Inc. - ADR	3,580	184,800
Samsung Electronics Co. Ltd.	113,738	4,472,545
Samsung Fire & Marine Insurance Co. Ltd.	6,510	1,841,792
Samsung Heavy Industries Co. Ltd. (a)	39,848	333,114
Samsung Life Insurance Co. Ltd.	8,325	641,357
Shinhan Financial Group Co. Ltd. - ADR	9,162	353,470
SK Hynix, Inc.	25,382	2,963,433
SK Telecom Co. Ltd.	19,230	846,569
SK Telecom Co. Ltd. - ADR	1	24
Woori Financial Group, Inc. - ADR	4,696	167,835
		22,602,146

Spain - 1.0%
Acciona SA	580	73,794
Amadeus IT Group SA - ADR	1,437	100,863
Amadeus IT Holdings SA	27,741	1,948,260
Banco Bilbao Vizcaya Argentaria SA	281,075	2,655,072
Banco Santander SA	37,238	171,913
CaixaBank SA	65,952	358,430
Iberdrola SA	11,895	169,618
Iberdrola SA - ADR	1,618	92,727
Industria de Diseno Textil SA	3,052	168,419
Repsol SA	7,844	98,182
Telefonica SA	9,725	44,056
		5,881,334

Sweden - 0.2%
Alleima AB	657	4,608
Atlas Copco AB - ADR	6,624	105,454
Atlas Copco AB - Class A	6,804	108,769
Boliden AB	2,900	86,596
Electrolux AB - Class B (a)	972	7,271
Essity AB - Class B	5,178	142,634
Evolution AB - ADR	336	29,417
Getinge AB - Class B	1,494	23,393
H & M Hennes & Mauritz AB - Class B	6,863	95,266
Husqvarna AB - Class B	4,490	25,981
L E Lundbergforetagen AB - Class B	1,867	90,592
Svenska Cellulosa AB SCA - Class B	4,527	58,879
Tele2 AB - Class B	3,689	38,741
Telefonaktiebolaget LM Ericsson - Class B	6,504	52,843
Volvo AB - Class B	3,636	90,564
		961,008

Switzerland - 4.0%
ABB Ltd.	4,533	258,785
Accelleron Industries AG	226	12,695
Alcon AG	1,673	148,646
Baloise Holding AG	522	99,191
Barry Callebaut AG	49	74,756
Chocoladefabriken Lindt & Spruengli AG	6	69,457
Cie Financiere Richemont SA - ADR	12,160	169,024
Coca-Cola HBC AG	8,775	313,219
EMS-Chemie Holding AG	143	101,825
Geberit AG	202	121,838
Givaudan SA	27	119,118
Givaudan SA - ADR	600	52,770
Glencore PLC	496,082	2,402,118
LafargeHolcim Ltd.	2,013	205,164
Logitech International SA	444	35,915
Lonza Group AG	182	109,128
Lonza Group AG - ADR	370	22,156
Nestle SA - ADR	7,161	621,432
Novartis AG	62,914	6,670,106
Novartis AG - ADR	5,833	616,956
Partners Group Holding AG	95	138,061
Roche Holding AG - ADR	14,560	527,654
Roche Holdings AG	13,289	3,861,130
Sandoz Group AG	103,668	4,737,664
Sandoz Group AG - ADR	1,166	53,163
Schindler Holding AG	651	184,664
Sika AG	437	113,407
Sonova Holding AG	143	48,917
Swatch Group AG	184	33,534
Swiss Re AG	544	80,392
Swisscom AG	80	46,211
UBS Group AG	13,717	443,575
Zurich Insurance Group AG	270	171,373
Zurich Insurance Group AG - ADR	7,180	227,821
		22,891,865

Taiwan - 4.3%
ASE Technology Holding Co. Ltd. - ADR	6,033	58,641
ASPEED Technology, Inc.	5,000	637,371
Cathay Financial Holding Co. Ltd.	24,000	48,825
Chunghwa Telecom Co. Ltd.	102,000	386,914
Chunghwa Telecom Co. Ltd. - ADR	4,171	158,873
Delta Electronics, Inc.	86,000	1,019,609
Gudeng Precision Industrial Co. Ltd.	17,000	262,789
Hon Hai Precision Industry Co. Ltd.	183,353	1,116,563
MediaTek, Inc.	10,000	392,642
Taiwan Semiconductor Manufacturing Co. Ltd.	308,122	9,601,253
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	57,596	10,635,677
United Microelectronics Corp. - ADR	36,418	245,822
		24,564,979

Turkey - 0.2%
BIM Birlesik Magazalar AS	44,696	609,975
Turkcell Iletisim Hizmetleri AS - ADR	20,782	137,785
Yapi ve Kredi Bankasi AS	584,034	499,767
		1,247,527

United Arab Emirates - 0.4%
Aldar Properties PJSC	316,803	650,145
Dubai Electricity & Water Authority PJSC	728,813	523,833
Emaar Properties PJSC	266,841	694,184
Emirates NBD Bank PJSC	69,860	380,633
		2,248,795

United Kingdom - 16.7%
3i Group PLC	3,463	163,644
Admiral Group PLC	62,883	2,051,502
Ashtead Group PLC	67,928	5,444,123
Associated British Foods PLC	1,593	44,588
AstraZeneca PLC	57,286	7,753,304
AstraZeneca PLC - ADR	9,096	615,071
Auto Trader Group PLC (b)	5,141	54,915
BAE Systems PLC	595,040	9,300,347
BAE Systems PLC - ADR	1,742	108,770
Barclays PLC	126,063	422,561
Barratt Redrow PLC	489,527	2,665,974
Beazley PLC	331,869	3,278,787
BP PLC	269,786	1,321,147
BP PLC - ADR	1	29
British American Tobacco PLC - ADR	7,782	295,249
Bunzl PLC	143,706	6,507,959
Coca-Cola Europacific Partners PLC	476	36,928
Compass Group PLC	199,581	6,838,353
Compass Group PLC - ADR	7,353	253,752
Diageo PLC - ADR	536	63,977
Diploma PLC	34,484	1,958,841
Endeavour Mining PLC	73,003	1,453,229
GSK PLC - ADR	5,340	182,254
Haleon PLC - ADR	9,632	93,045
HSBC Holdings PLC	49,200	461,099
HSBC Holdings PLC	280,923	2,617,984
HSBC Holdings PLC - ADR	9,910	464,680
IMI PLC	76,069	1,762,209
Imperial Brands PLC - ADR	3,146	102,717
Informa PLC	153,674	1,676,450
InterContinental Hotels Group PLC	1,515	189,032
Intertek Group PLC	1,279	76,792
Legal & General Group PLC	36,815	103,754
London Stock Exchange Group PLC	22,612	3,240,704
London Stock Exchange Group PLC - ADR	2,464	89,690
M&G PLC	12,144	30,639
Melrose Industries PLC	235,305	1,721,787
National Grid PLC	5,579	70,421
National Grid PLC - ADR	2,605	165,886
NatWest Group PLC	376,478	1,931,074
Next PLC	952	122,267
Nomad Foods Ltd.	81,115	1,485,216
Ocado Group PLC (a)	7,857	31,602
Pearson PLC - ADR	15,198	237,545
Reckitt Benckiser Group PLC - ADR	12,375	153,735
RELX PLC	142,749	6,729,736
Rentokil Initial PLC	7,414	37,212
Rio Tinto PLC - ADR	1,210	76,036
Rolls-Royce Holdings PLC (a)	6,406	45,568
Segro PLC	2,361	23,423
Severn Trent PLC	1,062	36,456
Shell PLC	84,027	2,700,367
Shell PLC - ADR	88,143	5,706,378
Smith & Nephew PLC	2,921	37,076
SSE PLC	115,195	2,598,006
SSE PLC - ADR	5,415	122,271
Tesco PLC	14,561	67,919
Travis Perkins PLC (a)	64,801	627,075
Unilever PLC - ADR	9,303	556,691
United Utilities Group PLC	2,702	38,507
Weir Group PLC	243,794	6,897,541
WH Smith PLC	72,907	1,141,071
WPP PLC	3,536	38,677
		95,123,642

United States - 1.4%
BeiGene Ltd. (a)	16,400	273,812
CRH PLC	1,441	147,371
CRH PLC	17,872	1,833,598
EPAM Systems, Inc. (a)	1,865	454,911
Ferguson Enterprises, Inc.	14,703	3,163,490
Flutter Entertainment PLC (a)	244	67,152
Legend Biotech Corp. - ADR (a)	814	34,245
RB Global, Inc.	1,064	104,017
Southern Copper Corp.	17,171	1,723,070
		7,801,666

Uruguay - 0.3%
Globant S.A. (a)	3,290	749,331
MercadoLibre, Inc. (a)	502	996,555
		1,745,886
TOTAL COMMON STOCKS (Cost $433,152,582)		520,446,058

PREFERRED STOCKS - 0.0%(c)
Germany - 0.0%(c)
Porsche Auto SE	813	29,852
TOTAL PREFERRED STOCKS (Cost $33,157)		29,852

SHORT-TERM INVESTMENTS - 8.2%
Money Market Funds - 8.2%
First American Treasury Obligations Fund - Class X, 4.55% (e)	46,778,657	46,778,657
TOTAL SHORT-TERM INVESTMENTS (Cost $46,778,657)		46,778,657

TOTAL INVESTMENTS - 99.7% (Cost $479,964,396)		567,254,567
Other Assets in Excess of Liabilities - 0.3%		1,951,558
TOTAL NET ASSETS - 100.0%		$569,206,125
two		–%
Percentages are stated as a percent of net assets.		–%

AB - Aktiebolag
ADR - American Depositary Receipt
AG - Aktiengesellschaft
AS - Aksjeselskap
ASA - Advanced Subscription Agreement
GDR - Global Depositary Receipt
KGaA - Kommanditgesellschaft auf Aktien
NV - Naamloze Vennootschap
OYJ - Julkinen Asakeyhtio
PJSC - Public Joint Stock Company
PLC - Public Limited Company
SA - Sociedad Anónima
SA/NV - Societe Anonime/Naamloze Vennootschap
SAB de CV - Sociedad Anónima Bursátil de Capital Variable
SE - Societas Europeae
SpA - Societa per Azioni

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of November 30, 2024, the value of these securities total $7,045,728 or 1.2% of the Fund’s net assets.

(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $20 or 0.0% of net assets as of November 30, 2024.

(e)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.

Summary of Fair Value Disclosure as of November 30, 2024 (Unaudited)

Aquarius International Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$129,122,784	$391,323,254	$20	$520,446,058
Preferred Stocks	–	29,852	–	29,852
Money Market Funds	46,778,657	–	–	46,778,657
Total Investments	$175,901,441	$391,353,106	$20	$567,254,567

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

Allocation of Portfolio Holdings by Country as of November 30, 2024
(% of Net Assets)
United Kingdom	$95,123,642	16.7%
Japan	59,904,032	10.5
China	36,930,748	6.5
Netherlands	31,834,966	5.6
France	31,650,299	5.6
Taiwan	24,564,979	4.3
India	23,490,528	4.1
Switzerland	22,891,865	4.0
South Korea	22,602,146	4.0
Canada	22,256,985	3.9
Germany	20,457,981	3.6
Italy	16,276,535	2.9
Ireland	16,147,817	2.8
Finland	11,191,859	2.0
Denmark	8,466,251	1.5
Bermuda	7,699,051	1.4
Brazil	7,610,337	1.3
Norway	6,460,138	1.1
Spain	5,881,334	1.0
Singapore	4,641,783	0.8
Hong Kong	3,942,443	0.7
Australia	3,640,539	0.6
South Africa	3,507,718	0.6
Mexico	2,866,834	0.5
Belgium	2,515,127	0.4
United Arab Emirates	2,248,795	0.4
Austria	1,764,047	0.3
Uruguay	1,745,886	0.3
Israel	1,552,935	0.3
Indonesia	1,396,829	0.3
Saudi Arabia	1,345,181	0.2
Peru	1,265,462	0.2
Kazakhstan	1,258,180	0.2
Turkey	1,247,527	0.2
Greece	1,125,644	0.2
Philippines	1,075,246	0.2
Sweden	961,008	0.2
Argentina	834,748	0.2
Hungary	752,405	0.1
Poland	493,579	0.1
Portugal	283,917	0.1
New Zealand	257,341	0.1
Chile	238,323	0.1
Malaysia	222,171	0.0
Colombia	46,238	0.0
Luxembourg	2,825	0.0
Russia	20	0.0
Cyprus	0	–
United States	54,580,323	9.6
Other Assets in Excess of Liabilities	1,951,558	0.3
	$569,206,125	100.0%